List of direct and indirect subsidiaries (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CI&T Delaware LLC
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T Delaware LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Delaware LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software S.A. ("CI&T Brazil")
List of direct and indirect subsidiaries
Country of Origin	[1]	Brazil
CI&T Software S.A. ("CI&T Brazil") | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
CI&T Software S.A. ("CI&T Brazil") | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	100.00%	100.00%	100.00%
CI&T Japan, Inc. (“CI&T Japan”)
List of direct and indirect subsidiaries
Country of Origin		Japan
CI&T Japan, Inc. (“CI&T Japan”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Japan, Inc. (“CI&T Japan”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T China Inc. (“CI&T China”)
List of direct and indirect subsidiaries
Country of Origin		China
CI&T China Inc. (“CI&T China”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T China Inc. (“CI&T China”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
List of direct and indirect subsidiaries
Country of Origin		Portugal
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Australia PTY Ltd.
List of direct and indirect subsidiaries
Country of Origin		Australia
CI&T Australia PTY Ltd. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Australia PTY Ltd. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Dextra Inc.
List of direct and indirect subsidiaries
Country of Origin	[2]	United States
Dextra Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
Dextra Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	100.00%	100.00%
CINQ Inc.
List of direct and indirect subsidiaries
Country of Origin		United States
CINQ Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CINQ Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T, Inc. (“CI&T US”)
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T, Inc. (“CI&T US”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T, Inc. (“CI&T US”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Software Inc. (“CI&T Canada”)
List of direct and indirect subsidiaries
Country of Origin		Canada
CI&T Software Inc. (“CI&T Canada”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software Inc. (“CI&T Canada”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T UK Limited. (“CI&T UK”)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
CI&T UK Limited. (“CI&T UK”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T UK Limited. (“CI&T UK”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Colombia
List of direct and indirect subsidiaries
Country of Origin		Colombia
CI&T Colombia | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Colombia | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
CI&T Argentina S/A
List of direct and indirect subsidiaries
Country of Origin		Argentina
CI&T Argentina S/A | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Argentina S/A | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Financial Services Solutions, LLC
List of direct and indirect subsidiaries
Country of Origin	[3]	United States
CI&T Financial Services Solutions, LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
CI&T Financial Services Solutions, LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	100.00%	0.00%
CI&T FinTech Services, Inc.
List of direct and indirect subsidiaries
Country of Origin	[3]	United States
CI&T FinTech Services, Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
CI&T FinTech Services, Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	100.00%	0.00%
Somo Global Ltd (“Somo”)
List of direct and indirect subsidiaries
Country of Origin	[4]	United Kingdom
Somo Global Ltd (“Somo”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
Somo Global Ltd (“Somo”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Somo Custom Ltd (“Somo UK”)
List of direct and indirect subsidiaries
Country of Origin	[4]	United Kingdom
Somo Custom Ltd (“Somo UK”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Somo Custom Ltd (“Somo UK”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
Somo Global Inc.
List of direct and indirect subsidiaries
Country of Origin	[4]	United States
Somo Global Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Somo Global Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
Somo Global SAS. (“Somo Colombia”)
List of direct and indirect subsidiaries
Country of Origin	[4]	Colombia
Somo Global SAS. (“Somo Colombia”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Somo Global SAS. (“Somo Colombia”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
Ideonyx Ltd (in liquidation)
List of direct and indirect subsidiaries
Country of Origin	[4]	United Kingdom
Ideonyx Ltd (in liquidation) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Ideonyx Ltd (in liquidation) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
Somo Ltd (dormant)
List of direct and indirect subsidiaries
Country of Origin	[4]	United Kingdom
Somo Ltd (dormant) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Somo Ltd (dormant) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
CI&T Oceania PTY Ltd (“CI&T Oceania”)
List of direct and indirect subsidiaries
Country of Origin	[4]	Australia
CI&T Oceania PTY Ltd (“CI&T Oceania”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	100.00%	0.00%
CI&T Oceania PTY Ltd (“CI&T Oceania”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd
List of direct and indirect subsidiaries
Country of Origin	[5]	Australia
Unconstrained Thinking PTY Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	100.00%	0.00%

[1]	In June 2022, CI&T Brazil completed the acquisition of 100% of the shareholding control of Box 1824 Planejamento e Marketing Ltda (“Box 1824”). In December 2022, Box 1824 was merged with CI&T Brazil.
[2]	In 2023, Dextra Inc. was extinct.
[3]	In November 2022, the Company completed the acquisition of 100% of the shareholding control of NTERSOL Consulting LLC (“NTERSOL”) and its subsidiary (see note 9). In 2023 NTERSOL was renamed to CI&T Financial Services Solutions, LLC and Core IP was renamed to CI&T FinTech Services, Inc.
[4]	In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd (“Somo”) and its subsidiaries (see note 9).
[5]	In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd (“Transpire”) and its subsidiary (see note 9). In 2023, Transpire was renamed to CI&T Oceania PTY Ltd and Unconstrained Thinking PTY Ltd was extinct.